Income taxes (Details) - Reservoir Holdings Inc And Subsidiaries - USD ($)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Domestic	$ 11,126,090	$ 12,174,556
Foreign	1,663,697	2,035,352
Income before income taxes	$ 12,789,787	$ 14,209,908